Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

14.  Inventories

	At December 31,
	2023	2022
	$’m	$’m
Raw materials and consumables	300	347
Work-in-progress	3	6
Finished goods	166	214
	469	567

Certain inventories held by the Group have been pledged as security under the Group’s Global Asset Based Loan Facility (note 20). There were no drawings under this facility at December 31, 2023 (2022: $nil).

The amounts recognized as a write-down in inventories or as a reversal of a write-down for the year ended December 31, 2023 were not material (2022: not material).

At December 31, 2023, the hedging loss included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold is $1 million (2022: $1 million hedging gain).